EQUITY (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
Disclosure of composition of share capital [Table Text Block]
	June 30,		December 31,
	2024		2023
	Authorized	Issued and outstanding	Authorized	Issued and outstanding

Common Shares without par value	Unlimited	13,394,136	Unlimited	13,394,136

Disclosure of changes in issued and outstanding share capital [Table Text Block]
Number of shares

Balance as of January 1, 2024	13,394,136

Issuance of Common Shares	-

Balance as of June 30, 2024	13,394,136

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Six months ended June 30, 2024
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the period	325,452	$28.72

Options forfeited during the period	-	-

Options outstanding at the end of the period	325,452	$28.72

Options exercisable at the end of the period	315,757	$29.53